Deferred income tax assets and liabilities and income tax expense - Schedule of Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		$ 545,359	$ 433,514	$ 152,764
Effective income tax rate		30.00%	30.00%	30.00%
Income tax at the effective tax rate pursuant to effective tax regulations		$ (163,608)	$ (130,054)	$ (45,829)
Items that adjust the income tax (expense) / benefit:
Non-deductible expenses		(13,328)	(18,735)	(6,600)
Inflation adjustment		(146,077)	(153,517)	(98,348)
Effect of the measurement of monetary and non-monetary in their functional currency		196,841	169,058	86,724
Unrecognized tax losses and other assets		(7,156)	(15,568)	(4,047)
Effect of tax losses	[1]			31,232
Effect related to statutory income tax rate change	[2]			(67,312)
Difference in income tax estimate prior year		1,695	6,358
Application of tax credits		16,077	6,229	9,710
Effect related to the difference in tax rate other than Mexican statutory rate		(34,317)	(25,762)	(7,637)
Other		1,469	(1,988)	(7)
Income tax (expense)		$ (148,404)	$ (163,979)	$ (102,114)

[1]	For the year ended December 31, 2021, see Note 16.1.
[2]	For the year ended December 31, 2021, mainly include effects in Note 30.1.